Regulatory and Agency Capital Requirements	12 Months Ended
Dec. 31, 2016
Banking and Thrift [Abstract]
Regulatory and Agency Capital Requirements

Note 26: Regulatory and Agency Capital Requirements
The Company and each of its subsidiary banks are subject to regulatory capital adequacy requirements promulgated by federal bank regulatory agencies. The Federal Reserve establishes capital requirements for the consolidated financial holding company, and the OCC has similar requirements for the Company’s national banks, including Wells Fargo Bank, N.A. (the Bank).
Table 26.1 presents regulatory capital information for Wells Fargo & Company and the Bank using Basel III, which increased minimum required capital ratios, and introduced a minimum Common Equity Tier 1 (CET1) ratio. We must report the lower of our CET1, tier 1 and total capital ratios calculated under the Standardized Approach and under the Advanced Approach in the assessment of our capital adequacy. The information presented reflects risk-weighted assets (RWAs) under the Standardized and Advanced Approaches with Transition Requirements. The Standardized Approach applies assigned risk weights to broad risk categories, while the calculation of RWAs under the Advanced Approach differs by requiring applicable banks to utilize a risk-sensitive methodology, which relies upon the use of internal credit models, and includes an operational risk component. The Basel III revised definition of capital, and changes are being phased-in effective January 1, 2014, through the end of 2021.
The Bank is an approved seller/servicer of mortgage loans and is required to maintain minimum levels of shareholders’ equity, as specified by various agencies, including the United States Department of Housing and Urban Development, GNMA, FHLMC and FNMA. At December 31, 2016, the Bank met these requirements. Other subsidiaries, including the Company’s insurance and broker-dealer subsidiaries, are also subject to various minimum capital levels, as defined by applicable industry regulations. The minimum capital levels for these subsidiaries, and related restrictions, are not significant to our consolidated operations.

Table 26.1: Regulatory Capital Information

	Wells Fargo & Company								Wells Fargo Bank, N.A.
	December 31, 2016				December 31, 2015				December 31, 2016			December 31, 2015
(in millions, except ratios)	Advanced Approach		Standardized Approach		Advanced Approach		Standardized Approach		Advanced Approach	Standardized Approach		Advanced Approach	Standardized Approach
Regulatory capital:
Common equity tier 1	$148,785		148,785		144,247		144,247		132,225	132,225		126,901	126,901
Tier 1	171,364		171,364		164,584		164,584		132,225	132,225		126,901	126,901
Total	204,425		214,877		195,153		205,529		145,665	155,281		140,545	149,969
Assets:
Risk-weighted	$1,274,589		1,336,198		1,263,182		1,303,148		1,143,681	1,222,876		1,100,896	1,197,648
Adjusted average (1)	1,914,802		1,914,802		1,757,107		1,757,107		1,714,524	1,714,524		1,584,297	1,584,297
Regulatory capital ratios:
Common equity tier 1 capital	11.67%		11.13	*	11.42		11.07	*	11.56	10.81	*	11.53	10.60	*
Tier 1 capital	13.44		12.82	*	13.03		12.63	*	11.56	10.81	*	11.53	10.60	*
Total capital	16.04	*	16.08		15.45	*	15.77		12.74	12.70	*	12.77	12.52	*
Tier 1 leverage (1)	8.95		8.95		9.37		9.37		7.71	7.71		8.01	8.01
*Denotes the lowest capital ratio as determined under the Advanced and Standardized Approaches.

(1)	The leverage ratio consists of Tier 1 capital divided by quarterly average total assets, excluding goodwill and certain other items.
Table 26.2 presents the minimum required regulatory capital ratios under Transition Requirements to which the Company and the Bank were subject as of December 31, 2016 and December 31, 2015.

Table 26.2: Minimum Required Regulatory Capital Ratios – Transition Requirements (1)

	Wells Fargo & Company		Wells Fargo Bank, N.A.
	December 31, 2016	December 31, 2015	December 31, 2016	December 31, 2015
Regulatory capital ratios:
Common equity tier 1 capital	5.625%	4.500	5.125	4.500
Tier 1 capital	7.125	6.000	6.625	6.000
Total capital	9.125	8.000	8.625	8.000
Tier 1 leverage	4.000	4.000	4.000	4.000

(1)
At December 31, 2016, under transition requirements, the CET1, tier 1 and total capital minimum ratio requirements for Wells Fargo & Company include a capital conservation buffer of 0.625% and a global systemically important bank (G-SIB) surcharge of 0.5%. Only the 0.625% capital conservation buffer applies to the Bank at December 31, 2016.